VIRTUS AllianzGI High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—85.2%
Advertising—0.8%
Clear Channel Outdoor Holdings, Inc.
144A 7.750%, 4/15/28(1)	$185	$194
144A 7.500%, 6/1/29(1)	350	362
		556

Aerospace & Defense—2.2%
TransDigm, Inc.
6.375%, 6/15/26	650	673
5.500%, 11/15/27	185	193
Triumph Group, Inc.
144A 8.875%, 6/1/24(1)	407	453
144A 6.250%, 9/15/24(1)	245	249
		1,568

Airlines—2.4%
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	285	358
144A 5.750%, 4/20/29(1)	345	373
Delta Air Lines, Inc. 7.375%, 1/15/26	500	586
Hawaiian Brand Intellectual Property Ltd. 144A 5.750%, 1/20/26(1)	395	424
		1,741

Auto Components—2.8%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	405	429
Clarios Global LP 144A 8.500%, 5/15/27(1)	500	545
Goodyear Tire & Rubber Co. (The)
5.250%, 4/30/31	340	355
144A 5.250%, 7/15/31(1)	345	361
Tenneco, Inc. 144A 7.875%, 1/15/29(1)	305	344
		2,034

Auto Manufacturers—2.2%
Ford Motor Co.
9.000%, 4/22/25	725	894
9.625%, 4/22/30	475	682
		1,576

Building Materials—2.7%
APi Group DE, Inc. 144A 4.125%, 7/15/29(1)	175	174
Builders FirstSource, Inc. 144A 5.000%, 3/1/30(1)	430	452
	Par Value	Value

Building Materials—continued
Griffon Corp. 5.750%, 3/1/28	$320	$340
Koppers, Inc. 144A 6.000%, 2/15/25(1)	360	372
Summit Materials LLC 144A 5.250%, 1/15/29(1)	535	568
		1,906

Chemicals—0.5%
Tronox, Inc. 144A 4.625%, 3/15/29(1)	345	348
Commercial Services—3.1%
Avis Budget Car Rental LLC
144A 5.750%, 7/15/27(1)	260	273
144A 5.375%, 3/1/29(1)	260	271
Deluxe Corp. 144A 8.000%, 6/1/29(1)	330	358
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)	265	279
LiveStyle, Inc. 144A 9.625%, 2/1/19(1)(2)(3)(4)	2,761	—
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)	500	522
RR Donnelley & Sons Co. 7.000%, 2/15/22	193	199
United Rentals North America, Inc. 5.250%, 1/15/30	315	345
		2,247

Computers—0.6%
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(1)	350	358
NCR Corp. 144A 5.125%, 4/15/29(1)	55	57
		415

Containers & Packaging—1.9%
Berry Global, Inc. 144A 5.625%, 7/15/27(1)	250	264
Owens-Brockway Glass Container, Inc. 144A 6.625%, 5/13/27(1)	460	500
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	525	571
		1,335

Cosmetics & Personal Care—0.3%
Edgewell Personal Care Co. 144A 5.500%, 6/1/28(1)	220	233
	Par Value	Value

Distribution/Wholesale—0.3%
Performance Food Group, Inc. 144A 5.500%, 10/15/27(1)	$240	$252
Diversified Financial Services—3.3%
Nationstar Mortgage Holdings, Inc. 144A 5.500%, 8/15/28(1)	495	499
Navient Corp. 6.750%, 6/15/26	525	586
OneMain Finance Corp. 5.375%, 11/15/29	180	196
PennyMac Financial Services, Inc. 144A 4.250%, 2/15/29(1)	180	173
Springleaf Finance Corp. 6.625%, 1/15/28	790	906
		2,360

Electronic Equipment, Instruments & Components—0.7%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	445	496
Entertainment—4.3%
Caesars Entertainment, Inc. 144A 8.125%, 7/1/27(1)	565	628
Cedar Fair LP 5.375%, 4/15/27	480	494
International Game Technology plc 144A 6.250%, 1/15/27(1)	400	456
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)	470	494
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(1)	330	342
Scientific Games International, Inc. 144A 8.250%, 3/15/26(1)	600	644
		3,058

Environmental Services—0.7%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)	505	524
Equity Real Estate Investment Trusts (REITs)—1.5%
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)	320	339
See Notes to Schedule of Investments

VIRTUS AllianzGI High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Equity Real Estate Investment Trusts (REITs)—continued
Park Intermediate Holdings LLC 144A 4.875%, 5/15/29(1)	$340	$352
Service Properties Trust
4.350%, 10/1/24	150	151
4.500%, 3/15/25	200	199
		1,041

Food & Beverage—3.5%
Kraft Heinz Foods Co.
5.000%, 7/15/35	145	178
6.500%, 2/9/40	455	632
Post Holdings, Inc. 144A 4.500%, 9/15/31(1)	515	514
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	360	363
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	340	341
US Foods, Inc. 144A 6.250%, 4/15/25(1)	470	498
		2,526

Food Service—0.2%
Aramark Services, Inc. 144A 5.000%, 2/1/28(1)	150	157
Healthcare-Services—3.3%
Charles River Laboratories International, Inc. 144A 4.000%, 3/15/31(1)	345	359
Encompass Health Corp. 4.750%, 2/1/30	210	223
HCA, Inc. 5.625%, 9/1/28	310	367
Select Medical Corp. 144A 6.250%, 8/15/26(1)	405	431
Tenet Healthcare Corp.
144A 6.250%, 2/1/27(1)	720	752
144A 6.125%, 10/1/28(1)	195	208
		2,340

Home Builders—1.2%
Picasso Finance Sub, Inc. 144A 6.125%, 6/15/25(1)	360	381
Taylor Morrison Communities, Inc. 144A 5.750%, 1/15/28(1)	400	451
		832

Internet—1.9%
Go Daddy Operating Co., LLC 144A 5.250%, 12/1/27(1)	330	347
Netflix, Inc. 144A 5.375%, 11/15/29(1)	300	364
	Par Value	Value

Internet—continued
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)	$265	$286
144A 7.500%, 9/15/27(1)	305	335
		1,332

Investment Companies—0.5%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	350	364
Iron & Steel—1.2%
Cleveland-Cliffs, Inc. 5.875%, 6/1/27	495	520
United States Steel Corp. 6.875%, 3/1/29	320	343
		863

Leisure Time—2.5%
Carnival Corp.
144A 10.500%, 2/1/26(1)	340	396
144A 5.750%, 3/1/27(1)	180	188
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)	330	346
Royal Caribbean Cruises Ltd.
144A 11.500%, 6/1/25(1)	585	674
144A 5.500%, 4/1/28(1)	160	168
		1,772

Lodging—2.8%
Boyd Gaming Corp.
144A 8.625%, 6/1/25(1)	430	474
144A 4.750%, 6/15/31(1)	170	176
Hilton Domestic Operating Co., Inc. 144A 4.000%, 5/1/31(1)	445	449
MGM Resorts International
6.750%, 5/1/25	205	220
4.750%, 10/15/28	245	260
Wynn Las Vegas LLC 144A 5.500%, 3/1/25(1)	380	409
		1,988

Machinery-Construction & Mining—0.7%
Terex Corp. 144A 5.000%, 5/15/29(1)	510	532
Media—6.7%
CCO Holdings LLC
4.500%, 5/1/32	265	275
144A 5.375%, 6/1/29(1)	500	546
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	510	560
144A 5.750%, 1/15/30(1)	185	192
144A 5.000%, 11/15/31(1)	200	201
DISH DBS Corp. 7.375%, 7/1/28	495	533
Gray Television, Inc. 144A 4.750%, 10/15/30(1)	530	528
	Par Value	Value

Media—continued
Meredith Corp. 6.875%, 2/1/26	$485	$504
Nexstar Broadcasting, Inc. 144A 5.625%, 7/15/27(1)	260	276
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	405	404
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)	525	541
Virgin Media Finance plc 144A 5.000%, 7/15/30(1)	235	237
		4,797

Metal Fabricate/Hardware—0.7%
Park-Ohio Industries, Inc. 6.625%, 4/15/27	495	504
Mining—1.5%
FMG Resources August 2006 Pty Ltd. 144A 4.375%, 4/1/31(1)	350	375
Hudbay Minerals, Inc. 144A 4.500%, 4/1/26(1)	365	366
Joseph T Ryerson & Son, Inc. 144A 8.500%, 8/1/28(1)	311	345
		1,086

Oil, Gas & Consumable Fuels—8.5%
Antero Resources Corp.
144A 7.625%, 2/1/29(1)	390	433
144A 5.375%, 3/1/30(1)	175	179
Callon Petroleum Co. 144A 8.000%, 8/1/28(1)	345	349
CITGO Petroleum Corp. 144A 6.375%, 6/15/26(1)	170	177
CNX Resources Corp. 144A 7.250%, 3/14/27(1)	405	434
Comstock Resources, Inc. 144A 6.750%, 3/1/29(1)	325	346
Continental Resources, Inc. 144A 5.750%, 1/15/31(1)	260	311
EQT Corp. 8.500%, 2/1/30	455	593
Occidental Petroleum Corp.
5.550%, 3/15/26	650	718
8.875%, 7/15/30	150	200
6.625%, 9/1/30	380	456
PBF Holding Co. LLC 6.000%, 2/15/28	505	346
PDC Energy, Inc. 5.750%, 5/15/26	400	418
SM Energy Co. 6.500%, 7/15/28	360	370
See Notes to Schedule of Investments

VIRTUS AllianzGI High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
Sunoco LP 5.875%, 3/15/28	$205	$218
USA Compression Partners LP 6.875%, 9/1/27	495	529
		6,077

Paper & Forest Products—0.7%
Mercer International, Inc. 144A 5.125%, 2/1/29(1)	490	504
Pharmaceuticals—3.6%
AdaptHealth LLC 144A 4.625%, 8/1/29(1)	410	415
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	500	544
Bausch Health Cos, Inc. 144A 7.250%, 5/30/29(1)	340	347
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	345	358
Organon & Co. 144A 5.125%, 4/30/31(1)	505	520
Prestige Brands, Inc. 144A 5.125%, 1/15/28(1)	395	416
		2,600

Pipelines—3.5%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	325	339
Crestwood Midstream Partners LP 144A 6.000%, 2/1/29(1)	325	340
DCP Midstream Operating LP 5.125%, 5/15/29	290	321
EQM Midstream Partners LP
144A 6.500%, 7/1/27(1)	220	245
144A 4.750%, 1/15/31(1)	205	211
NGL Energy Operating LLC 144A 7.500%, 2/1/26(1)	330	347
NuStar Logistics LP 6.375%, 10/1/30	305	337
Targa Resources Partners LP 6.500%, 7/15/27	315	341
		2,481

	Par Value	Value

Real Estate—0.7%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	$470	$484
Retail—0.8%
Asbury Automotive Group, Inc. 4.750%, 3/1/30	240	251
L Brands, Inc. 144A 6.625%, 10/1/30(1)	295	341
		592

Semiconductors—0.9%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	245	264
Synaptics, Inc. 144A 4.000%, 6/15/29(1)	345	347
		611

Software—2.2%
Clarivate Science Holdings Corp. 144A 4.875%, 6/30/29(1)	515	528
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	560	574
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	445	472
		1,574

Telecommunications—6.2%
Avaya, Inc. 144A 6.125%, 9/15/28(1)	480	514
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(1)	510	523
CommScope Technologies LLC 144A 5.000%, 3/15/27(1)	210	215
CommScope, Inc. 144A 8.250%, 3/1/27(1)	320	342
Hughes Satellite Systems Corp. 6.625%, 8/1/26	465	521
LogMeIn, Inc. 144A 5.500%, 9/1/27(1)	335	347
Lumen Technologies, Inc.
144A 4.500%, 1/15/29(1)	440	429
144A 5.375%, 6/15/29(1)	345	350
Plantronics, Inc. 144A 4.750%, 3/1/29(1)	360	357
Sprint Corp. 7.625%, 3/1/26	530	647
	Par Value	Value

Telecommunications—continued
T-Mobile USA, Inc. 3.500%, 4/15/31	$165	$171
		4,416

Transportation—1.1%
Fortress Transportation and Infrastructure Investors LLC
144A 9.750%, 8/1/27(1)	300	347
144A 5.500%, 5/1/28(1)	170	177
XPO Logistics, Inc. 144A 6.750%, 8/15/24(1)	230	239
		763

Total Corporate Bonds and Notes (Identified Cost $59,880)		60,885

	Shares
Preferred Stocks—8.6%
Entertainment—8.6%
LiveStyle, Inc. Series A (2)(3)(5)	2,672	419
LiveStyle, Inc. Series B (2)(3)(5)(6)	57,581	5,758
		6,177

Total Preferred Stocks (Identified Cost $5,907)		6,177

Common Stocks—2.0%
Banks—1.9%
CCF Holdings LLC Class M(3)(5)	293,320	214
CCF Holdings LP(3)(5)	1,570,753	1,146
		1,360

Consumer Finance—0.1%
Erickson, Inc.(3)(5)	2,675	77
Entertainment—0.0%
LiveStyle, Inc (2)(3)(5)	67,983	—(7)
Total Common Stocks (Identified Cost $4,945)		1,437

Warrants—0.3%
Banks—0.3%
CCF Holdings LLC(3)(5)	485,227	238
See Notes to Schedule of Investments

VIRTUS AllianzGI High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

Entertainment—0.0%
LiveStyle, Inc. Series C(2)(3)(5)	14,500	$—(7)
Media—0.0%
Affinion Group Holdings(3)(5)	3,898	—
Total Warrants (Identified Cost $770)		238

Total Long-Term Investments—96.1% (Identified Cost $71,502)		68,737

Short-Term Investment—3.2%
Money Market Mutual Fund—3.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(8)	2,268,818	2,269
Total Short-Term Investment (Identified Cost $2,269)		2,269

TOTAL INVESTMENTS—99.3% (Identified Cost $73,771)		$71,006
Other assets and liabilities, net—0.7%		502
NET ASSETS—100.0%		$71,508
Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to a value of $42,177 or 59.0% of net assets.
(2)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 8.64% of net assets.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(5)	Non-income producing.
(6)	Affiliated company.
(7)	Amount is less than $500.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	92%
Canada	2
Algeria	1
Netherlands	1
Liberia	1
Panama	1
Cayman Islands	1
Other	1
Total	100%
† % of total investments as of June 30, 2021.
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$60,885	$—	$60,885	$—(1)
Equity Securities:
Common Stocks	1,437	—	—	1,437
Preferred Stocks	6,177	—	—	6,177
Warrants	238	—	—	238(1)
Money Market Mutual Fund	2,269	2,269	—	—
Total Investments	$71,006	$2,269	$60,885	$7,852

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS AllianzGI High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Common Stocks	Preferred Stocks	Warrants
Investments in Securities
Balance as of September 30, 2020:	$ 7,616	$ 2,766	$ 35	$ 4,799	$ 16
Accrued discount/(premium)	14	14	—	—	—
Realized gain (loss)	(2,899)	(2,899)	—	—	—
Change in unrealized appreciation (depreciation)(c)	5,027	5,479	(2,052)	1,378	222
Purchases	3,454	—	3,454	—	—
Sales(d)	(5,360)	(5,360)(b)	—	—	—
Transfers into Level 3(e)	—	—	—	—	—
Transfers from Level 3(e)	—	—	—	—	—
Balance as of June 30, 2021	$ 7,852	$ —(a)	$ 1,437	$ 6,177	$ 238(a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) Includes securities issued or removed due to corporate actions.
(c) The change in unrealized appreciation (depreciation) on investments still held at June 30, 2021, was $5,026.
(d) Includes paydowns on securities.
(e) Transfers into and/or from represent the ending value as of June 30, 2021, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
The following tables presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2021:
Investments in Securities – Assets	Ending Balance at 6/30/21	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stocks:
LiveStyle, Inc. Series A	$419	Market and Company Comparables	EV Multiples Illiquidity Discount	3.33x (0.35x - 12.87x) (30% - 85%)

LiveStyle, Inc. Series B	$5,758	Market and Company Comparables	EV Multiples Illiquidity Discount	3.33x (0.35x - 12.87x) (30% - 85%)

Common Stocks:
CCF Holdings LLC Class M	$214	Market and Company Comparables	EV Multiples	1.11x (0.39x - 2.59x) 4.48x (2.77x - 9.50x) 0.57x (0.24x - 1.12x)
			Illiquidity Discount	20%
CCF Holdings LP	$1,146	Market and Company Comparables	EV Multiples	1.11x (0.39x - 2.59x) 4.48x (2.77x - 9.50x) 0.57x (0.24x - 1.12x)
			Illiquidity Discount	20%

Erickson, Inc.	$77	Market and Company Comparables	EV Multiples	1.32x (0.74x - 2.35x) 12.08x (7.08x - 47.06x) 1.01x (0.57x - 1.41x)
			M&A Transaction Multiples	0.96x (0.41x - 1.96x)
			Illiquidity Discount	20%

LiveStyle, Inc	$—	Market and Company Comparables	EV Multiples Illiquidity Discount	3.33x (0.35x - 12.87x) (30% - 85%)

Warrants:
CCF Holdings LLC	$238	Market and Company Comparables	EV Multiples	1.11x (0.39x - 2.59x) 4.48x (2.77x - 9.50x) 0.57x (0.24x - 1.12x)
See Notes to Schedule of Investments

VIRTUS AllianzGI High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
Investments in Securities – Assets	Ending Balance at 6/30/21	Valuation Technique Used	Unobservable Inputs	Input Values

		Black-Scholes Model	Illiquidity Discount	20%
			Volatility	56%

LiveStyle, Inc. Series C	$—	Market and Company Comparables	EV Multiples Illiquidity Discount	3.33x (0.35x - 12.87x) (30% - 85%)

See Notes to Schedule of Investments

VIRTUS ALLIANZGI HIGH YIELD BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.